PGIM Target Date 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 93.2%
Affiliated Mutual Funds
Domestic Equity — 30.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	92,399	$1,230,751
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	359,906	14,047,114
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	120,008	1,234,879
		16,512,744
Fixed Income — 45.9%
PGIM Core Conservative Bond Fund (Class R6)	492,868	4,095,735
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	447,887	3,090,419
PGIM TIPS Fund (Class R6)	1,168,529	9,593,620
PGIM Total Return Bond Fund (Class R6)	678,646	7,872,296
		24,652,070
International Equity — 16.5%
PGIM Global Real Estate Fund (Class R6)	177,939	3,208,241
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	46,346	534,373
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	374,217	5,134,256
		8,876,870

Total Long-Term Investments (cost $48,737,008)		50,041,684

Short-Term Investment 6.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,685,276)	3,685,276	3,685,276

TOTAL INVESTMENTS 100.1% (cost $52,422,284)(wa)		53,726,960
Liabilities in excess of other assets (0.1)%		(67,435)

Net Assets 100.0%		$53,659,525

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds